UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811 - 09821

Allied Asset Advisors Funds
(Exact name of Registrant as specified in charter)

745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2010

Date of reporting period:  August 31, 2009

Item 1. Schedule of Investments.

Iman Fund
Schedule of Investments
August 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.2%
Aerospace & Defense - 1.7%
KBR, Inc.	15,600	$353,340
Precision Castparts Corp.	1,000	91,280
		444,620
Air Freight & Logistics - 1.3%
Dynamex, Inc. (a)	2,800	45,948
FedEx Corp.	4,500	309,195
		355,143
Automobiles - 0.9%
Thor Industries, Inc.	9,100	237,055

Beverages - 3.3%
The Coca-Cola Co.	11,400	555,978
Hansen Natural Corp. (a)	4,100	133,906
PepsiCo, Inc.	3,300	187,011
		876,895
Biotechnology - 0.9%
Alexion Pharmaceuticals, Inc. (a)	1,100	49,654
Anadys Pharmaceuticals Inc. (a)	51,000	117,810
Isis Pharmaceuticals, Inc. (a)	5,400	87,230
		254,694
Building Products - 0.2%
Simpson Manufacturing Co., Inc.	2,000	51,400

Chemicals - 1.4%
Landec Corp. (a)	16,500	100,815
Potash Corp of Saskatchewan Inc. (b)	3,100	274,381
		375,196
Commercial Services & Supplies - 3.2%
Administaff, Inc.	3,200	77,248
The Brink's Co.	7,600	200,260
Ritchie Bros. Auctioneers Inc. (b)	11,200	280,672
Watson Wyatt Worldwide Inc.	6,800	297,160
		855,340
Communications Equipment - 2.6%
Cisco Systems, Inc. (a)	12,800	276,480
Corning Inc.	7,600	114,608
EchoStar Corp. - Class A (a)	4,100	76,055
QUALCOMM, Inc.	4,900	227,458
		694,601
Computers & Peripherals - 0.9%
Apple Inc. (a)	1,400	235,494

Construction & Engineering - 4.9%
Comfort Systems USA, Inc.	7,100	84,277
EMCOR Group, Inc. (a)	15,000	347,550
Insituform Technologies, Inc. - Class A (a)	10,000	191,500
McDermott International, Inc. (a)(b)	14,500	344,520
Michael Baker Corp. (a)	3,900	130,572
Quanta Services, Inc. (a)	9,000	199,080
		1,297,499
Containers & Packaging - 0.3%
AptarGroup, Inc.	2,500	85,950

Distributors - 1.1%
Genuine Parts Co.	7,600	281,504

Diversified Telecommunication Services - 0.3%
NeuStar, Inc. (a)	3,000	69,042

Electronic Equipment & Instruments - 2.7%
Amphenol Corp. - Class A	4,400	153,824
Maxwell Technologies, Inc. (a)	11,908	161,115
Nidec Corp. - ADR (b)	6,166	110,495
Trimble Navigation Ltd. (a)	11,100	282,606
		708,040
Energy Equipment & Services - 5.6%
CARBO Ceramics Inc.	4,700	202,335
Core Laboratories N.V. (b)	2,000	185,340
ENSCO International Inc.	12,700	468,630
Noble Corp. (b)	8,200	287,246
Patterson-UTI Energy, Inc.	17,400	231,246
Tidewater Inc.	2,600	112,242
		1,487,039
Food Products - 1.7%
Nestle SA - ADR (b)	11,000	457,756

Gold Ores - 1.6%
Lihir Gold Ltd. - ADR (a)(b)	18,000	416,160

Health Care Equipment & Supplies - 7.2%
Baxter International Inc. (a)	1,900	107,629
Becton, Dickinson & Co.	3,000	208,860
DENTSPLY International, Inc.	6,100	205,631
Meridian Bioscience, Inc.	4,100	98,810
St. Jude Medical, Inc. (a)	5,400	208,116
STERIS Corp.	13,400	388,868
Varian Medical Systems, Inc. (a)	8,500	366,095
Zimmer Holdings, Inc. (a)	6,900	326,715
		1,910,724
Health Care Providers & Services - 0.9%
Mednax, Inc. (a)	3,700	192,659
Pharmaceutical Product Development, Inc.	2,100	42,231
		234,890
Household Products - 1.3%
Colgate-Palmolive Co.	4,800	348,960

Industrial Conglomerates - 1.8%
3M Co.	6,500	468,650

Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	3,000	243,570

Internet Software & Services - 3.2%
Akamai Technologies, Inc. (a)	9,900	174,636
Google Inc. (a)	1,470	678,655
		853,291
IT Services - 4.2%
Infosys Technologies Ltd. - ADR (b)	12,100	523,083
Satyam Computer Services Ltd. - ADR (b)	88,200	587,412
		1,110,495
Machinery - 4.4%
Ampco-Pittsburgh Corp.	7,600	181,488
Donaldson Co., Inc.	5,100	191,607
Illinois Tool Works Inc.	7,100	296,922
Kaydon Corp.	7,700	257,026
Robbins & Myers, Inc.	6,500	150,930
Sun Hydraulics Corp.	4,500	82,935
		1,160,908
Medicinal Chemicals And Botanical Products - 1.4%
Novo-Nordisk A/S - ADR (b)	6,300	384,363

Metals & Mining - 1.3%
BHP Billiton Ltd. - ADR (b)	4,500	280,350
Brush Engineered Materials Inc. (a)	3,500	77,630
		357,980
Multiline Retail - 0.8%
99 Cents Only Stores (a)	16,000	217,120

Oil & Gas - 3.7%
Chevron Corp.	6,200	433,628
EOG Resources, Inc.	400	28,800
Exxon Mobil Corp.	4,600	318,090
Royal Dutch Shell PLC - Class A - ADR (b)	2,800	155,316
Ultra Petroleum Corp. (a)(b)	1,300	60,359
		996,193
Pharmaceuticals - 5.7%
Genzyme Corp. (a)	1,000	55,710
GlaxoSmithKline plc - ADR (b)	7,500	293,250
Johnson & Johnson	6,200	374,728
Merck & Co., Inc.	4,200	136,206
Novartis AG - ADR (b)	12,200	566,934
Shire PLC - ADR (b)	2,000	99,120
		1,525,948
Road & Rail - 0.9%
Heartland Express, Inc.	5,200	73,632
Knight Transportation, Inc.	9,700	159,953
		233,585
Semiconductor & Semiconductor Equipment - 9.7%
ADVANTEST CORPORATION - ADR (b)	12,800	314,880
Altera Corp.	9,300	178,653
ASML Holding N.V. - NY Reg. Shares - ADR (b)	11,500	315,905
Cohu, Inc.	5,500	65,285
Cree, Inc. (a)	9,900	364,716
Intel Corp.	7,500	152,400
Intersil Corp. - Class A	11,000	162,800
Lam Research Corp. (a)	6,100	187,270
NVIDIA Corp. (a)	7,500	108,900
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	24,099	257,859
Tessera Technologies Inc. (a)	9,200	231,196
Texas Instruments Inc.	9,600	236,064
		2,575,928
Software - 7.1%
Adobe Systems, Inc. (a)	6,500	204,230
Intuit Inc. (a)	5,000	138,850
Microsoft Corp.	9,000	221,850
Oracle Corp.	9,100	199,017
Parametric Technology Corp. (a)	11,600	154,280
Red Hat, Inc. (a)	6,500	149,240
SAP AG - ADR (b)	3,700	180,412
Synopsys, Inc. (a)	16,400	348,172
Teradata Corp. (a)	11,400	307,002
		1,903,053
Specialty Retail - 4.4%
American Eagle Outfitters, Inc.	18,300	247,050
Bed Bath & Beyond, Inc. (a)	4,600	167,808
Best Buy Co., Inc.	4,000	145,120
O'Reilly Automotive, Inc. (a)	6,300	241,164
The TJX Companies, Inc.	8,600	309,170
Tractor Supply Co. (a)	1,500	70,590
		1,180,902
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	1,200	33,948
Fossil, Inc. (a)	2,700	68,526
Nike, Inc. - Class B	3,400	188,326
		290,800
Trading Companies & Distributors - 1.0%
Aceto Corp.	6,500	43,485
Watsco, Inc.	4,400	232,452
		275,937
Transportation By Air - 1.2%
Grupo Aeroportuario del Pacifico SAB de CV - ADR (b)	12,500	327,125

Wireless Telecommunication Services - 3.4%
China Mobile Ltd. - ADR (b)	9,400	462,668
Turkcell Iletisim Hizmetleri AS - ADR (b)	27,500	443,025
		905,693

TOTAL COMMON STOCKS (Cost $24,063,128)		26,689,543

Total Investments (Cost $24,063,128) - 100.2%		26,689,543
Liabilities in Excess of Other Assets - (0.2)%		(53,437)
TOTAL NET ASSETS - 100.0%		$26,636,106

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a) - Non Income Producing
(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at August 31, 2009 was as follows*:

Cost of investments	$ 24,063,128
Gross unrealized appreciation	3,896,907
Gross unrealized depreciation	(1,270,492)
Net unrealized appreciation	$ 2,626,415

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at August 31, 2009

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Fund has adopted FAS 157, effective June 1, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks	26,689,543	-	-	26,689,543
Short Term investments	-	-	-	-
Other Financial Instruments*	-	-	-	-
Total**	26,689,543	-	-	26,689,543

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

**Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By   /s/ Bassam Osman
                         Bassam Osman, President

Date    10/7/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Bassam Osman
                         Bassam Osman, President

Date   10/7/2009

By   /s/ Mohammad Basheeruddin
                         Mohammad Basheeruddin, Treasurer

Date  10/7/2009
.